Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale, Amortized Cost
Due in one year or less	$ 345
Due after one year through five years	89,920
Due after five years through ten years	18,678
Due after ten years	48,181
Total Amortized Cost	465,434	$ 464,699
Available-for-sale, Estimated Fair Value
Due in one year or less	345
Due after one year through five years	89,681
Due after five years through ten years	18,808
Due after ten years	48,649
Total Fair Value	464,383	$ 444,746
Residential Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	259,309
Available-for-sale, Estimated Fair Value
Total Fair Value	258,415
Commercial Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	49,001
Available-for-sale, Estimated Fair Value
Total Fair Value	$ 48,485